Equity Method Investment in Joint Venture - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Note receivable			$ 2,000	$ 1,000
Equity method losses in Optera Therapeutics Corp.		$ 0	(806)	(755)
Other Income (Expense)
Schedule of Equity Method Investments [Line Items]
Equity method losses in Optera Therapeutics Corp.	$ 200		$ 800	$ 800
Optera Therapeutics Corp
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%